   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 1996

                                                      Registration No. 33-87874
-------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington. D.C. 20549
                            ----------------------

                                   FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

       Pre-Effective Amendment No.                         [ ]
                                   ---

       Post-Effective Amendment No. 1                      [X]
                                   ---
                                    AND/OR

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

           Amendment No. 6
                        ---
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

                   320 Park Avenue, New York, New York 10022
        (Address of Registrant's Principal Executive Offices)(Zip Code)

         Registrant's Telephone Number, including Area Code: (212) 224-

                               PATRICK A. BURNS
              Senior Executive Vice President and General Counsel
                  Mutual of America Institutional Funds, Inc.
                   320 Park Avenue, New York, New York 10022
                    (Name and Address of Agent for Service)

                                  Copies to:

 Stanley M. Lenkowicz                                   Robert S. Schneider
 Senior Vice President & Deputy General Counsel         Graham & James LLP
 Mutual of America Life Insurance Company               885 Third Avenue
 320 Park Avenue                                        New York, New York 10022
 New York, New York 10022

                         ----------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b).
---

 X   on November 1, 1996 pursuant to paragraph (b) of Rule 485.
---
     60 days after filing pursuant to paragraph (a).
---
     on (date) pursuant to paragraph (a) of Rule 485.
---

Pursuant to Rule 24f-2(a)(1) of the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933. A filing fee of $500 was enclosed with the initial Registration Statement.

                         ----------------------------

SUPPLEMENT TO PROSPECTUS

-------------------------------------------------------------------------------
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   320 PARK AVENUE, NEW YORK, NEW YORK 10022
-------------------------------------------------------------------------------

The Prospectus dated May 1, 1996 of Mutual of America Institutional Funds, Inc. is hereby supplemented as follows:

FINANCIAL HIGHLIGHTS FOR THE PERIOD MAY 1, 1996 TO SEPTEMBER 30, 1996

Income and capital changes per share for an All America Fund share and a Bond Fund share outstanding throughout the period May 1, 1996 (commencement of operations) to September 30, 1996 and other supplementary data are set forth below. The data is unaudited and contains all adjustments deemed necessary by the Investment Company's management. The unaudited financial statements of the Investment Company as of and for the period ended September 30, 1996 are set forth in a Supplement, dated November 1, 1996, to the Investment Company's Statement of Additional Information, dated May 1, 1996.

                                                     ALL AMERICA FUND BOND FUND
                                                     ---------------- ---------
   NET ASSET VALUE, BEGINNING OF PERIOD.............      $10.00       $10.01
   Income From Investment Operations
     Net Investment Income..........................         .04          .22
     Net Gains or Losses on Securities (both
      realized and unrealized)......................         .37          .01
                                                          ------       ------
       Total From Investment Operations.............         .41          .23
                                                          ------       ------
     Less Distributions
     Dividends (from net investment income).........        (.02)        (.08)
     Distributions (from capital gains).............        (.01)         --
                                                          ------       ------
       Total Distributions..........................        (.03)        (.08)
                                                          ------       ------
   NET ASSET VALUE, END OF PERIOD...................      $10.38       $10.16
                                                          ======       ======
   Total Return(a)..................................         3.9%         2.3%
   Net Assets, End of Period (millions).............      $ 52.2       $ 20.5
   Ratio of Net Income to Average Net Assets(b).....        1.10%        5.59%
   Ratio of Expenses to Average Net Assets(b).......         .89%         .89%
   Ratio of Expenses to Average Net Assets After
    Expense Reimbursement(b) (Note 2)...............         .85%         .70%
   Portfolio Turnover Rate(b)(c)....................       26.10%       12.70%
   Average Commission Rate Paid(d)..................      $ .049          N/A

--------
(a) Not annualized. Total return would have been lower had certain expenses not been reimbursed by the Adviser.
(b) Annualized.
(c) Portfolio turnover rate excludes all U.S. Government and short-term securities.
(d) Average commission rate paid per share of common and preferred stock. N/A = Not applicable

UNDER "PERFORMANCE OF SIMILAR FUNDS" ON PAGE 3 OF THE PROSPECTUS, THE SECOND PARAGRAPH IS AMENDED TO READ AS FOLLOWS:

The Adviser has provided the following information. For the Bond Fund of the Corporation, total return was 19.4% for the one year ended December 31, 1995, and average annual total return was 10.2% for the period February 25, 1991 (the date the Fund's current portfolio manager was appointed) through December 31, 1995. For the All America Fund of the Corporation, total return was 36.6% for the one year ended December 31, 1995, and average annual total return was 22.6% for the period from May 2, 1994 (the date the Fund's current name and investment policies and objectives were adopted and subadvisers were added) through December 31, 1995. Past performance of the Funds is not predictive of future performance. Investors should not consider performance data for the Corporation as an indication of the future performance of the All America Fund and the Bond Fund offered under this Prospectus.



SUPPLEMENT DATED NOVEMBER 1, 1996
TO PROSPECTUS DATED MAY 1, 1996

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

-------------------------------------------------------------------------------
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   320 PARK AVENUE, NEW YORK, NEW YORK 10022
-------------------------------------------------------------------------------

The Statement of Additional Information dated May 1, 1996 of Mutual of America Institutional Funds, Inc. is hereby supplemented by the addition of financial statements as of and for the period ended September 30, 1996.

         Index to September 30, 1996 Financial Statements (unaudited)

   All America Fund Portfolio of Investments in Securities as of September
    30, 1996...............................................................   2
   Bond Fund Portfolio of Investments in Securities as of September 30,
    1996...................................................................  20
   Statement of Assets and Liabilities as of September 30, 1996............  21
   Statement of Operations for the period May 1, 1996 (Commencement of
    Operations) to September 30, 1996......................................  22
   Statement of Changes in Net Assets for the period May 1, 1996
    (Commencement of Operations) to September 30, 1996.....................  23
   Financial Highlights for the period May 1, 1996 (Commencement of
    Operations) to September 30, 1996......................................  24
   Notes to Financial Statements...........................................  25



SUPPLEMENT DATED NOVEMBER 1, 1996 TO
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
                    PORTFOLIO OF INVESTMENTS IN SECURITIES
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE PORTION                                 SHARES                       VALUE
---------------                                 ------                       -----
COMMON STOCKS
3Com Corporation                                 1,000                     $ 60,063
Abbott Laboratories                              4,700                      231,475
Adolph Coors Company                               200                        4,388
Advanced Micro Devices, Incorporated               800                       11,800
Aetna, Incorporated                                902                       63,478
Ahmanson (H.F.) & Company                          700                       19,600
Air Products and Chemicals, Incorporated           700                       40,775
Airtouch Communications, Incorporated            3,000                       82,875
Alberto Culver Company                             200                        8,675
Albertson's, Incorporated                        1,500                       63,188
Alcan Aluminium Limited                          1,400                       42,000
Alco Standard Corporation                          800                       39,900
Alexander & Alexander Services, Incorporated       300                        4,988
Allegheny Teledyne, Incorporated                 1,077                       24,367
Allergan, Incorporated                             400                       15,250
AlliedSignal Incorporated                        1,700                      111,988
Allstate Corporation                             2,700                      132,975
Alltel Corporation                               1,200                       33,450
Aluminum Company of America (ALCOA)              1,100                       64,900
Alza Corporation                                   500                       13,438
Amdahl Corporation                                 700                        6,606
Amerada Hess Corporation                           600                       31,725
American Brands, Incorporated                    1,000                       42,250
American Electric Power Company                  1,100                       44,688
American Express Company                         2,900                      134,125
American General Corporation                     1,200                       45,300
American Greetings Corporation                     500                       14,313
American Home Products                           3,900                      248,625
American International Group, Incorporated       2,900                      292,175
American Stores Company                            900                       36,000
Ameritech Corporation                            3,300                      173,663
Amgen, Incorporated                              1,600                      101,000
Amoco Corporation                                3,000                      211,500
AMP, Incorporated                                1,300                       50,375
AMR Corporation                                    600                       47,775
Andrew Corporation                                 400                       19,950
Anheuser-Busch Companies, Incorporated           3,000                      112,875
Aon Corporation                                    700                       37,975
Apple Computer, Incorporated                       800                       17,750
Applied Materials, Incorporated                  1,100                       30,388
Archer-Daniels-Midland Company                   3,260                       62,755
Armco, Incorporated                                600                        2,700
Armstrong World Industries, Incorporated           200                       12,475
Asarco, Incorporated                               300                        7,988
Ashland Incorporated                               400                       15,900

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE  PORTION                                            SHARES                 VALUE
----------------                                            ------                 -----
AT&T Corporation                                             9,800                512,050
Atlantic Richfield Company (ARCO)                            1,000                127,500
Autodesk, Incorporated                                         300                  7,763
Automatic Data Processing, Incorporated                      1,800                 78,525
Avery Dennison Corporation                                     300                 16,650
Avon Products, Incorporated                                    800                 39,700
Baker Hughes, Incorporated                                     900                 27,338
Ball Corporation                                               200                  4,900
Bally Entertainment Corporation                                300                  8,513
Baltimore Gas and Electric Company                             900                 23,513
Banc One Corporation                                         2,600                106,600
Bank of Boston Corporation                                     900                 52,088
Bank of New York Company, Incorporated                       2,300                 67,563
BankAmerica Corporation                                      2,200                180,675
Bankers Trust New York Corporation                             500                 39,313
Bard (C.R.), Incorporated                                      300                  9,338
Barnett Banks, Incorporated                                  1,200                 40,500
Barrick Gold Corporation                                     2,200                 55,275
Battle Mountain Gold Company                                 1,400                 10,850
Bausch & Lomb, Incorporated                                    300                 11,025
Baxter International Incorporated                            1,700                 79,475
Bay Networks, Incorporated                                   1,100                 29,975
Becton, Dickinson & Company                                    800                 35,400
Bell Atlantic Corporation                                    2,700                161,663
BellSouth Corporation                                        6,000                222,000
Bemis Company, Incorporated                                    300                 10,163
Beneficial Corporation                                         300                 17,250
Bethlehem Steel Corporation                                    700                  7,000
Beverly Enterprises                                            600                  6,525
Biomet, Incorporated                                           700                 11,463
Black & Decker Corporation                                     500                 20,750
Boatmen's Bancshares, Incorporated                           1,000                 55,875
Boeing Company                                               2,100                198,450
Boise Cascade Corporation                                      300                 10,200
Boston Scientific Corporation                                1,100                 63,250
Briggs & Stratton Corporation                                  200                  8,875
Bristol-Myers Squibb Company                                 3,000                289,125
Brown-Forman Corporation                                       400                 15,650
Browning-Ferris Industries, Incorporated                     1,300                 32,500
Brunswick Corporation                                          600                 14,400
Burlington Northern Santa Fe                                   900                 75,938
Burlington Resources, Incorporated                             800                 35,500
Cabletron Systems, Incorporated                                500                 34,188
Caliber System, Incorporated                                   200                  3,225
Campbell Soup Company                                        1,500                117,000

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                        SEPTEMBER 30, 1996 (UNAUDITED)


PASSIVE PORTION                                 SHARES               VALUE
---------------                                 ------              -------
Carolina Power & Light Company                     900               31,050
Case Corporation                                   400               19,500
Caterpillar Incorporated                         1,200               90,450
Centex Corporation                                 200                6,525
Central & South West Corporation                 1,300               33,800
Ceridian Corporation                               400               20,000
Champion International Corporation                 600               27,525
Charming Shoppes, Incorporation                    600                3,600
Chase Manhattan Corporation                      2,700              216,338
Chevron Corporation                              4,000              250,500
Chrysler Corporation                             4,400              125,950
Chubb Corporation                                1,100               50,600
CIGNA Corporation                                  500               59,938
Cincinnati Milacron, Incorporated                  200                3,775
CINergy Corporation                              1,000               30,875
Circuit City Stores, Incorporated                  600               21,675
Cisco Systems, Incorporated                      3,900              242,044
Citicorp                                         2,900              262,813
Clorox Company                                     300               28,763
Coastal Corporation                                600               24,750
Coca-Cola Company                               15,200              773,300
Colgate-Palmolive Company                          900               78,188
Columbia Gas System, Incorporated                  300               16,800
Columbia/HCA Healthcare Corporation              2,700              153,563
Comcast Corporation                              1,400               21,525
Comerica, Incorporated                             700               36,050
Community Psychiatric Centers                      300                2,813
Compaq Computer Corporation                      1,600              102,600
Computer Associates International, Incorporated  2,150              128,463
Computer Sciences Corporation                      500               38,438
ConAgra, Incorporated                            1,500               73,875
Conrail, Incorporated                              500               36,188
Consolidated Edison Company of New York, Inc     1,400               38,850
Consolidated Freightways, Incorporated             300                7,350
Consolidated Natural Gas Company                   600               32,175
Cooper Industries, Incorporated                    700               30,275
Cooper Tire and Rubber Company                     500               10,813
Corestates Financial Corporation                 1,400               60,550
Corning, Incorporated                            1,400               54,600
CPC International, Incorporated                    900               67,388
Crane Company                                      200                8,875
Crown Cork & Seal Company, Incorporated            800               36,900
CSX Corporation                                  1,300               65,650
CUC International, Incorporated                  1,500               59,813
Cummins Engine Company, Incorporated               200                7,875

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE  PORTION                               SHARES     VALUE
----------------                               ------     -----
Cyprus Amax Minerals Company                     600      12,900
Dana Corporation                                 600      18,150
Darden Restaurants, Incorporated               1,000       8,625
Data General Corporation                         200       2,800
Dayton Hudson Corporation                      1,300      42,900
Dean Witter Discover and Company               1,000      55,000
Deere & Company                                1,600      67,200
Dell Computer Corporation                        500      38,875
Delta Air Lines, Incorporated                    500      36,000
Deluxe Corporation                               500      18,875
Digital Equipment Corporation                    900      32,175
Dillard Department Stores, Incorporated          700      22,575
Dominion Resources, Incorporated               1,100      41,525
Dover Corporation                                700      33,425
Dow Chemical Company                           1,500     120,375
Dow Jones & Company, Incorporated                600      22,200
Dresser Industries, Incorporated               1,100      32,725
DSC Communications Corporation                   700      17,500
DTE Energy Company                               900      25,200
Duke Power Company                             1,200      55,950
Dun & Bradstreet Corporation                   1,000      59,625
E. I. du Pont de Nemours and Company           3,400     300,050
Eastern Enterprises                              100       3,775
Eastman Chemical Company                         500      29,188
Eastman Kodak Company                          2,000     157,000
Eaton Corporation                                500      30,188
Echlin, Incorporated                             400      12,550
Echo Bay Mines Limited                           800       7,050
Ecolab, Incorporated                             400      13,500
Edison International                           2,700      48,263
EG&G, Incorporated                               300       5,363
Eli Lilly & Company                            3,300     212,850
EMC Corporation                                1,400      31,675
Emerson Electric Company                       1,400     126,175
Engelhard Corporation                            900      20,700
Enron Corporation                              1,500      61,125
ENSERCH Corporation                              400       8,350
Entergy Corporation                            1,400      37,800
Exxon Corporation                              7,500     624,375
Federal Express Corporation                      300      23,775
Federal Home Loan Mortgage Corporation         1,100     107,663
Federal National Mortgage Association          6,600     230,175
Federated Department Stores, Incorporated      1,300      43,550
Fifth Third Bancorp                              600      34,875
First Bank System, Incorporated                  900      60,188

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE  PORTION                                SHARES               VALUE
----------------                                ------              -------
First Chicago NBD Corporation                    1,900               85,975
First Data Corporation                           1,400              114,275
First Union Corporation                          1,700              113,475
Fleet Financial Group, Incorporated              1,600               71,200
Fleetwood Enterprises, Incorporated                200                6,150
Fleming Companies, Incorporated                    200                3,475
Flour Corporation                                  500               30,750
FMC Corporation                                    200               13,575
Ford Motor Company                               7,200              225,000
Foster Wheeler Corporation                         200                8,750
FPL Group, Incorporated                          1,100               47,575
Freeport-McMoRan Copper & Gold, Incorporated     1,200               37,500
Fruit of the Loom, Incorporated                    500               15,500
Gannett Company, Incorporated                      900               63,338
Gap, Incorporated                                1,700               49,088
General Dynamics Corporation                       400               27,550
General Electric Company                        10,000              910,000
General Instrument Corporation                     800               19,800
General Mills, Incorporated                      1,000               60,375
General Motors Corporation                       4,600              220,800
General Re Corporation                             500               70,875
General Signal Corporation                         300               13,200
Genuine Parts Company                              700               30,625
Georgia Pacific Corporation                        600               47,475
Giant Food, Incorporated                           400               13,600
Giddings & Lewis, Incorporated                     200                2,375
Gillette Company                                 2,700              194,738
Golden West Financial Corporation                  400               23,350
Goodrich (B.F.) Company                            300               13,538
Goodyear Tire & Rubber Company                     900               41,513
GPU, Incorporated                                  700               21,525
Grainger (W.W.), Incorporated                      300               21,075
Great Atlantic & Pacific Tea Company, Incorp       200                5,175
Great Lakes Chemical Corporation                   400               22,800
Great Western Financial Corporation                800               21,200
Green Tree Financial Corporation                   800               31,400
GTE Corporation                                  5,900              227,150
H&R Block, Incorporated                            600               17,850
Halliburton Company                                700               36,138
Harcourt General, Incorporated                     400               22,100
Harnischfeger Industries, Incorporated             300               11,325
Harrah's Entertainment, Incorporated               600               11,175
Harris Corporation                                 200               13,025
Hasbro, Incorporated                               500               18,563
Heinz (H.J.) Company                             2,200               74,250

The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE PORTION                                            SHARES                  VALUE
---------------                                             ------                 -----
Helmerich & Payne, Incorporated                                200                   8,725
Hercules, Incorporated                                         700                  38,325
Hershey Foods Corporation                                      900                  45,225
Hewlett - Packard Company                                    6,200                 302,250
HFS, Incorporated                                              700                  46,813
Hilton Hotels Corporation                                    1,200                  34,050
Home Depot, Incorporated                                     2,900                 164,938
Homestake Mining Company                                       900                  13,163
Honeywell, Incorporated                                        800                  50,500
Household International, Incorporated                          600                  49,350
Houston Industries, Incorporated                             1,600                  35,400
Humana, Incorporated                                         1,000                  20,250
Illinois Tool Works, Incorporated                              700                  50,488
Inco, Limited                                                1,000                  30,750
Ingersoll-Rand Company                                         700                  33,250
Inland Steel Industries, Incorporated                          300                   5,363
Intel Corporation                                            5,000                 477,188
Intergraph Corporation                                         300                   3,300
International Business Machines Corporation                  3,200                 398,400
International Flavors & Fragrances, Incorporated               700                  30,538
International Paper Company                                  1,800                  76,500
Interpublic Group of companies, Incorporated                   500                  23,625
ITT Corporation                                                700                  30,538
ITT Hartford Group, Incorporated                               700                  41,300
ITT Industries                                                 700                  16,888
J.P. Morgan & Company                                        1,100                  97,763
James River Corporation of Virginia                            500                  13,813
Jefferson-Pilot Corporation                                    400                  20,700
John H. Harland Company                                        200                   6,000
Johnson & Johnson                                            8,100                 415,125
Johnson Controls, Incorporated                                 300                  22,500
Jostens, Incorporated                                          200                   4,175
Kaufman & Broad Home Corporation                               200                   2,600
Kellogg Company                                              1,300                  89,538
Kerr-McGee Corporation                                         300                  18,263
KeyCorp                                                      1,400                  61,600
Kimberly-Clark Corporation                                   1,700                 149,813
King World Productions Incorporation                           200                   7,375
Kmart Corporation                                            3,000                  30,750
Knight-Ridder Incorporation                                    600                  22,200
Kroger Company                                                 800                  35,800
Laidlaw Incorporated-Class B                                 1,900                  20,900
Limited Incorporated                                         1,600                  30,600
Lincoln National Corporation                                   600                  26,325
Liz Claiborne Incorporated                                     400                  14,900

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30,1996 (UNAUDITED)


PASSIVE  PORTION                              SHARES                  VALUE
----------------                              ------                  -----
Lockheed Martin Corporation                    1,200                   108,150
Loews Corporation                                700                    54,163
Longs Drug Stores Incorporated                   100                     4,350
Louisiana-Pacific Corporation                    700                    15,925
Lousiana Land & Exploration Company              200                    10,525
Lowe's Companies                               1,000                    40,875
LSI Logic Corporation                            800                    18,600
Luby's Cafeterias Incorporated                   100                     2,400
Mallinckrodt Group Incorporated                  500                    20,813
Manor Care, Incorporated                         400                    15,350
Marriott International, Incorporated             800                    44,100
Marsh & McLennan Companies, Incorporated         400                    38,850
Masco Corporation                              1,000                    30,000
Mattel, Incorporated                           1,700                    43,988
May Department Stores Company                  1,500                    72,938
Maytag Corporation                               600                    11,700
MBNA Corporation                               1,400                    48,650
McDermott International, Incorporated            300                     6,525
McDonald's Corporation                         4,300                   203,713
McDonnell Douglas Corporation                  1,300                    68,250
McGraw-Hill Companies, Incorporated              600                    25,575
MCI Communications Corporation                 4,200                   107,625
Mead Corporation                                 300                    17,588
Medtronic, Incorporated                        1,500                    96,188
Mellon Bank Corporation                          800                    47,400
Melville Corporation                             600                    26,475
Mercantile Stores Company, Incorporated          200                    10,800
Merck & Company Incorporated                   7,400                   520,775
Meredith Corporation                             200                     9,875
Merrill Lynch & Company, Incorporated          1,000                    65,625
MGIC Investment Corporation                      400                    26,950
Micron Technology, Incorporated                1,300                    39,650
Microsoft Corporation                          3,600                   474,750
Millipore Corporation                            300                    11,850
Minnesota Mining and Manufacturing Company     2,500                   174,688
Mobil Corporation                              2,400                   277,800
Monsanto Company                               3,600                   131,400
Moore Corporation Limited                        600                    11,025
Morgan Stanley Group, Incorporated               900                    44,775
Morton International, Incorporated               900                    35,775
Motorola, Incorporated                         3,600                   185,850
NACCO Industries, Incorporated                   100                     4,775
Nalco Chemical Company                           400                    14,500
National City Corporation                      1,300                    54,763
National Semiconductor Corporation               800                    16,100


  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                        SEPTEMBER 30, 1996 (UNAUDITED))

PASSIVE  PORTION                                           SHARES             VALUE
----------------                                           ------             -----
National Service Industries                                   300             10,500
NationsBank Corporation                                     1,800            156,375
Navistar International Corporation                            500              4,250
New York Times Company                                        600             20,250
Newell Company                                              1,000             30,000
Newmont Mining Corporation                                    600             28,350
Niagara Mohawk Power Corporation                              900              7,200
NICOR, Incorporated                                           300             10,125
Nike, Incorporated                                            900            109,350
NorAm Energy Corporation                                      800             11,900
Nordstrom, Incorporated                                       500             19,000
Norfolk Southern Corporation                                  800             73,100
Northern States Power Company                                 400             18,650
Northern Telecom Limited                                    1,600             92,400
Northrop Grumman Corporation                                  400             32,100
Norwest Corporation                                         2,300             94,013
Novell, Incorporated                                        2,100             23,100
Nucor Corporation                                             500             25,375
NYNEX Corporation                                           2,700            117,450
Occidental Petroleum Corporation                            2,000             46,750
Ohio Edison Company                                           900             17,438
ONEOK Incorporated                                            200              5,500
Oracle Corporation                                          4,000            170,250
Oryx Energy Company                                           600             10,650
Outboard Marine Corporation                                   100              1,538
Owens Corning                                                 300             11,063
P P & L Resources, Incorporated                             1,000             21,875
PACCAR Incorporated                                           200             10,950
Pacific Enterprises                                           500             15,125
Pacific Gas and Electric Company                            2,500             54,375
Pacific Telesis Group                                       2,600             87,425
PacifiCorp                                                  1,800             37,125
Pall Corporation                                              700             19,775
Pan Energy Corporation                                        900             31,163
Parker-Hannifin Corporation                                   500             21,000
Peco Energy Company                                         1,400             33,250
Penny (J.C.) Corporation                                    1,400             75,775
Pennzoil Corporation                                          300             15,863
Peoples Energy Corportation                                   200              6,800
Pep Boys-Manny Moe & Jack                                     400             14,250
Pepsico Incorporated                                        9,500            268,375
Perkin-Elmer Corporation                                      300             17,363
Pfizer Incorporated                                         3,900            308,588
Pharmacia & Upjohn Incorporated                             3,100            127,875
Phelps Dodge Corporation                                      400             25,650

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE PORTION                                SHARES           VALUE
---------------                                ------          -------
Philip Morris Companies, Incorporated           5,000          448,750
Phillips Petroleum Corporation                  1,600           68,400
Pioneer Hi-Bred International Incorporated        500           30,250
Pitney Bowes Incorporated                         900           47,363
Placer Dome Incorporated                        1,500           35,438
PNC Bank Corporation                            2,100           70,088
Polaroid Corporation                              300           13,200
Potlatch Corporation                              200            7,750
PPG Industries, Incorporated                    1,100           59,813
Praxair Incorporated                              900           38,700
Price/Costco Incorporated                       1,200           24,600
Procter & Gamble Corporation                    4,200          409,500
Providian Corporation                             600           25,800
Public Service Enterprise Group                 1,500           40,125
Pulte Corporation                                 100            2,563
Quaker Oats Company                               800           29,300
R.R. Donnelley & Sons Company                     900           29,025
Ralston-Ralston Purina Group                      600           41,100
Raychem Corporation                               300           22,500
Raytheon Company                                1,400           77,875
Reebok Internation Limited                        300           10,425
Republic New York Corporation                     300           20,738
Reynolds Metals Company                           400           20,450
Rite Aid Corporation                              500           18,125
Rockwell International Corporation              1,300           73,288
Rohm & Haas Company                               400           26,200
Rowan Companies Incorporated                      500            9,313
Royal Dutch Petroleum-New York Shares           3,300          515,213
Rubbermaid Incorporated                           900           22,050
Russell Corporation                               200            6,450
Ryan's Family Steak Houses Incorporated           300            2,288
Ryder System, Incorporated                        500           14,813
Safeco Corporation                                800           28,000
Safety-Kleen Corporation                          400            6,600
Salomon Incorporated                              600           27,375
Santa Fe Energy Resources                         600            8,550
Santa Fe Pacific Gold Corporation                 800           10,000
Sara Lee Corporation                            3,000          107,250
SBC Communications, Incorporated                3,700          178,063
Schering-Plough Corporation                     2,200          135,300
Schlumberger Limited                            1,500          126,750
Scientific-Atlanta Incorporated                   500            7,938
Seagate Technology, Incorporated                  600           33,525
Seagram Company Limited                         2,300           85,963
Sears Roebuck & Company                         2,400          107,400

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE  PORTION                           SHARES                    VALUE
----------------                           ------                    -----
Service Corporation International           1,400                    42,350
Shared Medical Systems Corporation            100                     5,700
Sherwin-Williams Company                      500                    23,188
Shoney's Incorporated                         300                     2,738
Sigma-Aldrich                                 300                    17,100
Silicon Graphics Incorporated               1,000                    22,125
Snap-On Incorporated                          400                    12,850
Sonat Incorporated                            500                    22,125
Southern Company                            4,100                    92,763
Southwest Airlines                            900                    20,588
Springs Industries Incorporated-Class A       100                     4,450
Sprint Corporation                          2,600                   101,075
St. Jude Medical Incorporated                 500                    20,188
St. Paul Companies                            500                    27,750
Stanley Works                                 500                    14,063
Stone Container Corporation                   600                     9,375
Stride Rite Corporation                       300                     2,700
Sun Company Incorporated                      400                     9,200
Sun Microsystems, Incorporated              1,100                    68,338
Suntrust Banks Incorporated                 1,400                    57,400
Supervalu Incorporated                        400                    11,000
Sysco Corporation                           1,100                    36,988
Tandem Computers Incorporated                 700                     7,525
Tandy Corporation                             400                    16,150
Tektronix Incorporated                        200                     8,175
Tele-Communications Incorporated            4,000                    59,750
Tellabs, Incorporated                         500                    35,313
Temple-Inland Incorporated                    300                    15,825
Tenet Healthcare Corporation                1,300                    28,925
Tenneco Incorporated                        1,000                    50,125
Texaco Incorporated                         1,600                   147,200
Texas Instruments Incorporated              1,200                    66,150
Texas Utilities Company                     1,400                    55,475
Textron Incorporated                          500                    42,500
Thomas & Betts Corporation                    200                     8,200
Time Warner Incorporated                    2,400                    92,700
Times Mirror Company-Class A                  600                    26,700
Timken Company                                200                     7,850
TJX Companies, Incorporated                   400                    14,350
Torchmark Corporation                         400                    18,350
Toys "R" US Incorporated                    1,700                    49,513
Transamerica Corporation                      400                    27,950
Travelers Group Incorporated                2,850                   140,006
Tribune Company                               400                    31,200
Trinova Corporation                           200                     6,300

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE  PORTION                                      SHARES                   VALUE
----------------                                  -------------            -------------
TRW Incorporated                                            400                   37,200
Tupperware Corporation                                      400                   19,600
Tyco International Limited                                  900                   38,813
Unicom Corporation                                        1,300                   32,663
Unilever NV                                               1,000                  157,625
Union Camp Corporation                                      400                   19,550
Union Carbide Corporation Holding Company                   800                   36,500
Union Electric Company                                      600                   22,125
Union Pacific Corporation                                 1,500                  109,875
Unisys Corporation                                        1,100                    6,738
United Healthcare Corporation                             1,100                   45,788
United Technologies Corporation                             700                   84,088
Unocal Corporation                                        1,500                   54,000
UNUM Corporation                                            400                   25,650
US Bancorp                                                  900                   35,550
US Surgical Corporation                                     400                   17,000
US West Communications Group                              2,900                   86,275
US West Media Group                                       2,900                   48,938
USAir Group                                                 400                    6,600
USF&G Corporation                                           700                   12,950
USLIFE Corporation                                          200                    6,000
UST Incorporated                                          1,100                   32,588
USX-Marathon Group                                        1,700                   36,763
USX-U.S. Steel Group Incorporated                           500                   14,250
VF Corporation                                              400                   24,050
Viacom Incorporated - Class B                             2,200                   77,550
W.R. Grace & Company                                        500                   37,250
Wachovia Corporation                                      1,000                   49,500
Wal-Mart Stores Incorporated                             13,900                  366,613
Walgreen Corporation                                      1,500                   55,500
Walt Disney Company                                       4,100                  259,838
Warner-Lambert Company                                    1,600                  105,600
Wells Fargo & Company                                       600                  156,000
Wendy's International Incorporated                          800                   17,200
Western Atlas Incorporated                                  300                   18,675
Westinghouse Electric Corporation                         2,600                   48,425
Westvaco Corporation                                        600                   17,775
Weyerhaeuser Company                                      1,200                   55,350
Whirlpool Corporation                                       500                   25,313
Whitman Corporation                                         600                   13,875
Willamette Industries                                       300                   19,650
Williams Companies Incorporated                             600                   30,600
Winn-Dixie Stores Incorporated                              900                   31,388
WMX Technologies Incorporated                             3,000                   98,625
Woolworth Corporation                                       800                   16,500

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

PASSIVE  PORTION                                    SHARES                         VALUE
----------------                                -------------                 --------------
WorldCom Incorporated                               2,400                          51,300
Worthington Industries                                600                          12,000
Wrigley (WM) Jr. Company                              700                          42,175
Xerox Corporation                                   2,000                         107,250
Yellow Corporation                                    200                           2,600
                                                                              --------------

TOTAL PASSIVE PORTION - COMMON STOCKS
 (Cost:   $30,170,481)     61.0%                                               31,646,094
                                                                              --------------

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

                                                                          FACE
PASSIVE PORTION:                                    RATE    MATURITY     AMOUNT      VALUE
----------------                                    ----    --------     ------      -----
SHORT-TERM DEBT SECURITIES
U. S. Government                      ( 0.1%)
  U.S. Treasury Bills                               4.9%    10/31/96    $45,000     $44,818
  U.S. Treasury Bills                               5.2%     2/13/97     10,000       9,806
                                                                                    -------
                                                                                     54,624
                                                                                    -------
TOTAL PASSIVE  SHORT-TERM DEBT SECURITIES
  (Cost:       $54,624)                 0.1%                                         54,624
                                                                                    -------

TOTAL PASSIVE PORTION
  (Cost:  $30,225,105  )               61.1%                                     31,700,718
                                                                                 ----------

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS ( ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

ACTIVE PORTION:                                    SHARES                   VALUE
---------------                                    ------                   -----
Basic Materials                 (0.7%)

   Delta & Pine Land Company                       11,500                $  336,375
   Titanium Metals Corporation*                     1,000                    29,000
                                                                           --------
                                                                            365,375
                                                                           --------
Consumer, Cyclical              (9.4%)

   American Greetings Corporation                   5,700                   163,163
   Apple South Incorporated                         2,000                    26,750
   Ascend Communications, Incorporated*             1,400                    92,575
   Atlas Air, Incorporated*                           700                    29,925
   Borg-Warner Automotive, Incorporated             6,000                   213,000
   Brunswick Corporation                            5,600                   134,400
   Callaway Golf Company                           11,500                   392,438
   Chancellor Corporation*                            500                    20,750
   Charming Shoppes, Incorporation*                 4,000                    24,000
   Cinar Films, Incorporated*                       2,700                    70,369
   Cros-Continent Auto Retailers, Incorporated*     1,600                    36,800
   Designer Holdings Limited*                       1,000                    26,125
   Eastman Kodak Company                            2,000                   157,000
   Finlay Enterprises, Incorporated*                6,700                    82,913
   First Alert, Incorporated*                       8,200                    48,175
   FlightSafety International, Incorporated         3,300                   147,263
   G & K Services, Incorporated- Class A            1,800                    52,650
   Gannett Company, Incorporated                    1,800                   126,675
   Golden Bear Golf, Incorporated*                  4,000                    79,000
   Gucci Group N V -New York Regular Shares           500                    36,250
   H&R Block, Incorporated                          3,900                   116,025
   Harold's Stores, Incorporated                    3,000                    42,750
   Jones Apparel Group, Incorporated*                 900                    57,375
   Loewen Group, Incorporated                       1,800                    75,375
   Lone Star Steakhouse & Saloon*                   2,400                    73,050
   May Department Stores Company                    2,400                   116,700
   Midwest Express Holdings, Incorporated*          4,700                   140,413
   Nautica Enterprises, Incorporated*               1,000                    32,250
   Norton McNaughton, Incorporated*                 7,500                    60,938
   OfficeMax, Incorporated*                         3,200                    44,800
   Petsmart, Incorporated*                            900                    23,288
   Ryder System, Incorporated                       4,300                   127,388
   St. John Knits, Incorporated                    10,100                   506,263
   The Sports Authority, Incorporated*              3,750                    99,844
   Tiffany & Company                               13,100                   524,000
   TJX Companies, Incorporated                        800                    28,700
   Toll Brothers, Incorporated*                     7,700                   128,013
   Tommy Hilfiger Corporation*                        500                    29,625
   Tower Automotive, Incorporated*                 10,400                   266,500
   Unitog Company                                   5,800                   175,450
   Whirlpool Corporation                            2,100                   106,313
   Xerox Corporation                                1,900                   101,888
   Young Broadcasting Corporation*                  1,000                    33,000
                                                                         ----------
                                                                          4,870,169
                                                                          ---------

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS ( ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30,1996 (UNAUDITED)

ACTIVE PORTION:                                                   SHARES                VALUE
---------------                                                   -------               -----
Consumer, Non-Cyclical      (5.1%)
   Access Health, Incorporated*                                      500                 28,125
   American Medical Response, Incorporated*                        1,300                 46,800
   American Stores Company                                         4,900                196,000
   Bausch & Lomb, Incorporated                                     3,000                110,250
   Biochem Pharma, Incorporated*                                   1,200                 48,150
   Biopsys Medical, Incorporated*                                  2,900                 42,775
   Ciba-Geigy AG                                                   2,100                134,663
   CompDent Corporation*                                           1,600                 60,400
   ConAgra, Incorporated                                           3,200                157,600
   CONMED Corporation*                                             5,300                 95,400
   ESC Medical Systems Limited*                                    3,600                115,200
   Forest Laboratories, Incorporated*                              3,400                122,825
   Fuisz Technologies Limited*                                     2,900                 37,700
   Heartport, Incorporated*                                        1,500                 39,000
   Hologic, Incorporated*                                          2,600                 72,800
   Intercardia, Incorporated*                                        500                 12,375
   Lincare Holdings, Incorporated*                                 1,300                 52,000
   Mentor Corporation                                                800                 22,000
   Orthodontic Centers of America, Incorporat*                     2,100                 42,788
   Pharmacia & Upjohn Incorporated                                 4,300                177,375
   Philip Morris Companies, Incorporated                           1,700                152,575
   PhyCor, Incorporated*                                           1,500                 57,094
   Physician Sales & Service, Incorporated*                        2,900                 68,150
   Quintiles Transnational Corporation*                              700                 51,275
   R.P. Scherer Corporation*                                       4,400                214,500
   Serologicals Corporation*                                         700                 24,325
   Sola International, Inc.*                                       8,700                324,075
   Steris Corporation*                                             2,000                 67,750
   Target Therapeutics, Incorporated*                              1,100                 47,025
   Veterinary Centers of America, Incorporated*                    1,000                 21,938
                                                                                      ---------
                                                                                      2,642,933
                                                                                      ---------
Energy                            (1.3%)

   Mobil Corporation                                               1,000                115,750
   Oceaneering International, Incorporated*                        8,600                146,200
   Repsol SA                                                       5,000                165,625
   Royal Dutch Petroleum-New York Shares                             800                124,900
   USX-Marathon Group                                              5,600                121,100
                                                                                        -------
                                                                                        673,575
                                                                                        -------
Financial                         (3.6%)

   Ahmanson (H.F.) & Company                                       4,700                131,600
   American International Group, Incorporated                      2,500                251,875
   Aon Corporation                                                 1,400                 75,950
   Citicorp                                                        4,100                371,563
   Fleet Financial Group, Incorporated                             2,900                129,050
   Keystone Financial, Incorporated                                6,050                151,250
   Loews Corporation                                               1,500                116,063



  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS ( ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

ACTIVE PORTION:                               SHARES             VALUE
---------------                               ------             -----
   NationsBank Corporation                     2,300             199,813
   Providian Corporation                       2,700             116,100
   Summit Bancorp                              5,600             222,600
   The Money Store, Incorporated               4,000             106,000
                                                               ---------
                                                               1,871,864
                                                               ---------
Industrial                    (6.1%)
   Adaptec, Incorporated*                        900              54,000
   AGCO Corporation                            5,300             135,150
   Applied Materials, Incorporated*            4,100             113,263
   Briggs & Stratton Corporation               3,000             133,125
   Burlington Northern Santa Fe                1,400             118,125
   Checkfree Corporation*                      6,300             126,000
   Coach USA, Incorporated*                    6,400             171,200
   Crown Cork & Seal Company, Incorporated     2,600             119,925
   Eagle Hardware & Garden, Incorporated*      1,000              27,000
   Factset Research Systems, Incorporated*     1,300              24,863
   First Data Corporation                      3,900             318,338
   Foster Wheeler Corporation                  2,700             118,125
   Greenfield Industries, Incorporated         3,800              91,200
   Hanson PLC                                  8,400             103,950
   Hardinge, Incorporated                      6,300             151,200
   HBO & Company                                 800              53,400
   Masco Corporation                           4,500             135,000
   Metromail Corporation*                      1,200              25,950
   Mossimo, Incorporated*                      1,200              38,250
   National Data Corporation                     700              30,538
   Parker-Hannifin Corporation                 2,900             121,800
   RailTex, Incorporated*                      3,900              92,869
   Rural/Metro Corporation*                    1,300              47,450
   Sealed Air Corporation*                     5,800             216,050
   Tractor Supply Company*                     4,500              96,188
   Union Pacific Corporation                   2,300             168,475
   United Waste Systems, Incorporated*         3,000             104,250
   US Filter Corporation*                        200               6,825
   USA Waste Services, Incorporated*           3,800             119,700
   Waters Corporation*                         1,000              32,750
   Whittman - Hart Incorporated*               1,400              66,150
                                                               ---------
                                                               3,161,109
                                                               ---------
Technology                    (11.6%)

   3Com Corporation*                          11,900             714,744
   Applix, Incorporated*                       1,700              44,625
   Atmel Corporation*                          8,500             262,438
   Bay Networks, Incorporated*                 8,700             237,075
   Cascade Communications Corporation*         1,000              81,500
   CBT Group PLC*                              1,000              47,000
   Cellpro, Incorporated*                      3,100              40,300
   Centocor, Incorporated*                     1,200              42,600
   Cisco Systems, Incorporated*               12,200             757,163
   Citrix Systems, Incorporated*               1,500              76,875
   Clintrials Research, Incorporated*            600              24,450

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

ACTIVE PORTION:                                             SHARES                VALUE
---------------                                             ------                -----
   Compaq Computer Corporation*                              5,200                333,450
   Compuware Corporation*                                    1,700                 77,775
   Cymer, Incorporated*                                      2,000                 35,500
   Digital Microwave Corporation*                            1,700                 39,100
   Electronics For Imaging*                                  1,200                 86,100
   Glenayre Technologies, Incorporated*                      1,800                 41,400
   Inference Corporation-Class A*                            1,400                 24,850
   Informix Corporation*                                     2,000                 55,750
   Inso Corporation*                                           400                 21,700
   Intel Corporation                                         5,200                496,275
   International Business Machines Corporation               1,400                174,300
   Kimberly-Clark Corporation                                2,200                193,875
   Linear Technology Corporation                             5,500                202,813
   Maxim Integrated Products, Incorporated*                  5,300                187,488
   Medic Computer Systems, Incorporated*                     2,000                 72,750
   Minnesota Mining and Manufacturing Company                1,900                132,763
   Motorola, Incorporated                                    2,800                144,550
   Network Appliance, Incorporated*                          2,000                 60,000
   Quick Response Services, Incorporated*                      800                 29,800
   Raster Graphics, Incorporated*                            3,000                 27,000
   Raytheon Company                                          2,400                133,500
   Rohr Industries, Incorporated*                            2,100                 41,213
   S3 Incorporated*                                          2,000                 39,500
   Softkey International, Incorporated*                      3,000                 58,125
   Structural Dynamics Research Corporation*                 4,000                 95,500
   Sun Microsystems, Incorporated*                           7,900                490,788
   Systemsoft Corporation                                    1,000                 34,250
   Tellabs, Incorporated*                                    1,800                127,125
   U.S. Robotics Corporation*                                1,700                109,845
   VideoServer, Incorporated*                                2,400                 83,400
   Xilinx, Incorporated*                                     1,400                 47,600
                                                                                ---------
                                                                                6,026,855
                                                                                ---------
Utilities                         (0.8%)

   British Telecommunications                                  900                 50,288
   LCI International, Incorporated*                          1,800                 56,700
   MCI Communications Corporation                            4,400                112,750
   SBC Communications, Incorporated                          2,400                115,500
   Tele Danmark A/S                                          1,900                 44,888
                                                                                  -------
                                                                                  380,126
                                                                                  -------
TOTAL ACTIVE PORTION - COMMON STOCKS
 (Cost: $18,985,769  )  38.6%                                                  19,992,006
                                                                               ----------

_______________
* Non-income producing security

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
              PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                         SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                    FACE
ACTIVE PORTION:                                        RATE       MATURITY         AMOUNT          VALUE
---------------                                        ----       --------         ------          -----
SHORT-TERM DEBT SECURITIES
U. S. Government                   (0.1%)
    U.S. Treasury Bills                               4.85%       10/31/96       $ 55,000       $ 54,778
                                                                                                  ------

Commercial Paper                   (0.2%)
    Sanwa Business Credit                             5.40%        10/4/96        100,000         99,955
                                                                                                  ------

TOTAL ACTIVE PORTION SHORT-TERM DEBT SECURITIES
    (Cost:     $154,733)     0.3%                                                                154,733
                                                                                                 -------

TOTAL ACTIVE SECURITIES
    (Cost:  $19,140,502)    38.9%                                                             20,146,739
                                                                                              ----------

TOTAL INVESTMENTS
    (Cost:  $49,365,607)   100.0%                                                            $51,847,457
                                                                                             ===========

  The accompanying notes are an integral part of these financial statements.

               MUTUAL OF AMERICA INSTITUTIONAL FUNDS (BOND FUND)
                    PORTFOLIO OF INVESTMENTS IN SECURITIES
                         SEPTEMBER 30, 1996 (UNAUDITED)

                                                                         FACE
LONG-TERM DEBT SECURITIES                           RATE    MATURITY    AMOUNT        VALUE
                                                    ----    --------    ------        -----
U. S. Government              (84.1%)
  U.S. Treasury Note                               5.50%    9/30/97   $ 4,000,000  $ 3,990,000
  U.S. Treasury Note                               6.25%    2/15/03     3,500,000    3,444,210
  U.S. Treasury Note                               6.38%    3/31/01     3,500,000    3,490,690
  U.S. Treasury Note                               6.50%    5/15/05     4,000,000    3,953,760
  U.S. Treasury Note                               7.13%    2/15/23     2,000,000    2,014,680
                                                                                   -----------
                                                                                    16,893,340
                                                                                   -----------
Agencies                      (9.4%)
  Federal Home Loan Mortgage Corporation           8.00%    7/15/06       500,000      512,810
  Federal National Mortgage Association            7.75%   10/25/18       963,110      973,040
  Federal Home Loan Mortgage Corporation           7.50%    5/15/18       400,000      407,248
                                                                                   -----------
                                                                                     1,893,098
                                                                                   -----------
Industrial                    (2.3%)
  Costco Wholesale Corporation                     5.75%    5/15/02       500,000      463,750
                                                                                   -----------

Utilities                     (2.6%)
  Oklahoma Gas & Electric                          8.88%    12/1/20       500,000      511,875
                                                                                   -----------

TOTAL LONG-TERM DEBT SECURITIES
 (Cost:  $19,736,133)   98.4%                                                       19,762,063
                                                                                   -----------

SHORT-TERM DEBT SECURITIES
U.S. Government               (.5%)
  U.S. Treasury Bills                              5.11%   10/31/96        80,000       79,659
  U.S. Treasury Bills                              4.85%   10/31/96        15,000       14,940
                                                                                   -----------
                                                                                        94,599
                                                                                   -----------
Commercial Paper              (1.1%)
  Alabama Power Company                            5.37%   10/22/96       223,000      222,301
                                                                                   -----------

TOTAL SHORT-TERM DEBT SECURITIES
 (Cost:  $316,900)       1.6%                                                          316,900
                                                                                   -----------

TOTAL INVESTMENTS
 (Cost:  $20,053,033)  100.0%                                                      $20,078,963
                                                                                   ===========

  The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                               ALL AMERICA                 BOND
                                                                  FUND                     FUND
                                                                  ----                     ----
ASSETS:
Investments at market value (Notes 1 & 3)
  (Cost:
  All America Fund  - $49,365,607
  Bond Fund        -  $20,053,033)                              $51,847,457              $20,078,963
Cash                                                                214,279                    1,774
Interest and dividends receivable                                    85,956                  398,769
Receivable for securities sold                                      160,237                   --
                                                            ---------------            -------------

TOTAL ASSETS                                                    52,307,929               20,479,506
Payable for securities purchased                                    72,590                   --
Accrued expenses                                                       719                      290
                                                            ---------------            -------------

NET ASSETS                                                     $52,234,620              $20,479,216
                                                            ===============            =============

NUMBER OF SHARES OUTSTANDING  (Note 4)                           5,033,551                2,015,062
                                                            ===============            =============
NET ASSET VALUES, offering and
  redemption price per share                                        $10.38                   $10.16
                                                            ===============            =============

  The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
            FOR THE PERIOD MAY 1, 1996 (COMMENCEMENT OF OPERATIONS)
                             TO SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                           ALL AMERICA          BOND
                                                              FUND              FUND
                                                              ----              ----
INVESTMENT INCOME AND EXPENSES:
Income: (Note 1)
    Dividends                                             $   393,179         $
                                                                                 --
    Interest                                                    7,700           521,425
                                                        --------------     -------------
Total Income                                                  400,879           521,425
                                                        --------------     -------------
Expenses:  (Note 2)
Investment management fees                                    102,543            37,279
Directors' (independent) fees and expenses                     10,978            10,978
Custodian expenses                                             20,250             2,249
Accounting expenses                                             8,975             7,525
Professional fees                                              12,657             4,218
Other                                                          27,372            11,868
                                                        --------------     -------------

Total Expenses before reimbursement                           182,775            74,117

Expense reimbursement                                          (8,456)          (16,127)
                                                        --------------     -------------

NET EXPENSES                                                  174,319            57,990
                                                        --------------     -------------

NET INVESTMENT INCOME                                         226,560           463,435
                                                        --------------     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS  (Note 1):

Net realized gain (loss) on investments:
    Net proceeds from sales                                 5,452,615           982,031
    Cost of securities sold                                 6,039,023           991,256
                                                        --------------     -------------

Net realized gain (loss)                                     (586,408)           (9,225)

Realized gain (loss) on short-term securities                     (20)              (68)
                                                        --------------     -------------
Net realized gain (loss) on Investments                      (586,428)           (9,293)

Net unrealized appreciation on investments                  2,481,850            25,930
                                                        --------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS                                          1,895,422            16,637
                                                        --------------     -------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                             $ 2,121,982         $ 480,072
                                                        ==============     =============

  The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE PERIOD MAY 1, 1996 (COMMENCEMENT OF OPERATIONS)
                            TO SEPTEMBER 30, 1996
                                  (UNAUDITED)


                                                                 All America                   Bond
                                                                    Fund                       Fund
                                                                    ----                       ----
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income                                          $   226,560                   $   463,435
  Net realized gain (loss) on investments(586,428)                  (586,428)                       (9,293)
  Net unrealized appreciation
   on investments                                                  2,481,850                        25,930
                                                                 ------------                  ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          2,121,982                       480,072
                                                                 ------------                  ------------

Dividend Distributions:
  From net investment income                                         (99,378)                     (165,479)
  From net realized losses                                            32,296                         6,052
                                                                 ------------                  ------------
                                                                     (67,082)                     (159,427)
                                                                 ------------                  ------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from the sale of shares                            50,137,638                    20,123,533
  Dividend reinvestments                                              67,082                       159,427
  Cost of shares redeemed                                            (25,000)                     (124,389)
                                                                 ------------                  ------------

NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS                                        50,179,720                    20,158,571
                                                                 ------------                  ------------

NET INCREASE IN NET ASSETS                                       $52,234,620                   $20,479,216

NET ASSETS, BEGINNING OF PERIOD                                       --                            --
                                                                 ------------                  ------------
NET ASSETS, END OF PERIOD                                        $52,234,620                   $20,479,216
                                                                 ============                  ============

COMPONENTS OF NET ASSETS:
  Paid-in capital                                                $50,179,720                   $20,158,571
  Accumulated undistributed net investment
   income (loss)                                                     127,182                       297,956
  Accumulated undistributed net realized
   gain (loss) on investments                                       (554,132)                       (3,241)
  Unrealized appreciation (depreciation) on
   investments                                                     2,481,850                        25,930
                                                                 ------------                  ------------
NET ASSETS, END OF PERIOD                                        $52,234,620                   $20,479,216
                                                                 ============                  ============


  The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
 FOR THE PERIOD MAY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996
                                  (UNAUDITED)


                                                    ALL AMERICA         BOND
                                                       FUND             FUND
                                                       ----             ----
NET ASSET VALUE, BEGINNING
  OF PERIOD                                       $        10.00   $       10.01
                                                  --------------   --------------
Income from investment operations:
    Net investment income                                   0.04            0.22
    Net gains or losses on securities
       (both realized and unrealized)                       0.37            0.01
                                                  --------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                            0.41            0.23
                                                  --------------   --------------
Less dividend distributions:
    From net investment income                             (0.02)          (0.08)
    From capital gains                                     (0.01)              -
                                                  ---------------  --------------
TOTAL DISTRIBUTIONS                                        (0.03)          (0.08)
                                                  ---------------  --------------
NET ASSET VALUE, END OF PERIOD                            $10.38          $10.16
                                                  ===============  ==============

Total Return (%) (a) (b)                                     3.9             2.3
Net assets, end of period ($ millions)                      52.2            20.5
Ratio of Net Income to Average Net Assets (%)               1.10*           5.59*
Ratio of expenses to average net assets (%)                 0.89*           0.89*
Ratio of expenses to average net assets
  after expense reimbursement (%) (Note 2)                  0.85*           0.70*
Portfolio Turnover Rate (%)(c)                            26.10%*         12.70%*
Average commission rate paid ($)(d)                        0.049            N/A

        (a)  Not annualized
        (b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
        (c) Portfolio turnover rate excludes all U.S. Government and short-term securities
        (d) Average commission rate paid per share of common and preferred stock
         *   Annualized

        N/A = Not Applicable

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)



1.   SIGNIFICANT POLICIES AND ORGANIZATION

     Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing two series of common stock representing shares of the All America Fund and the Bond Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation..

     The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

     The Investment Company commenced operations on May 1, 1996, (the effective date of its registration) although the Bond Fund was initially seeded with a $100,000 cash investment on April 23, 1996 by its sponsor, Mutual of America Capital Management Corporation (a registered investment adviser).

     These financial statements present the net assets of the Investment Company at September 30, 1996 and the results of its operations and changes in net assets for the period May 1, 1996 to September 30, 1996.

     Security Valuation - Investment securities are valued as follows:

          Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price on the principal exchange is used. For any equity securities traded in the over-the-counter market
     (OTC), the security is valued at the last sale price, or if no sale, at the latest bid price available.

          Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

          Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

     Security Transactions - Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividend income from foreign corporations is reflected net of imposed source tax withholding.

     Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common and preferred stock is based on the identified cost basis of the security.

     Federal Income Taxes - The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

2.  EXPENSES

     Organizational expenses of the Investment Company were borne by its sponsor, Mutual of America Capital Management Corporation, the investment management adviser of the Company.

     The Investment Company has entered into an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"). For providing investment management services to the Investment Company each fund accrues a fee, calculated as a daily charge at the annual rate of .50% of the value of the net assets for the All America Fund and .45% of the value of the net assets of the Bond Fund.

     Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisors responsible for providing management services for a portion of the fund's assets. The Adviser is responsible for compensation payable under such Sub-Advisory Agreements.

     The Adviser voluntarily limits the expenses of each Fund, other than brokers' commissions, transfer taxes and other fees relating to portfolio transactions, investment management expenses and extraordinary expenses to an annual rate of .35% of the value of the net assets of the All America Fund and
 .25% of the net assets of the Bond Fund. Accrual of these other operating expenses at their respective specified annual rates is calculated as a daily charge. Settlement of fees accrued (both investment management and other operating expenses) is paid by each Fund to the Adviser on or about month-end.

     The Adviser's voluntary agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes and extraordinary expenses) to an annual rate of .85% of the net assets of the All America Fund and .70% of the net assets of the Bond Fund may be discontinued at any time.

     The All America Fund placed a portion of its portfolio transactions with an affiliated broker-dealer of the Adviser. Total commissions paid to this affiliate was $3,462 for the period or 6% of total commissions. In addition, a Sub-Advisor of the Fund placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $3,872 or 7% of the Fund's total commissions.

3.  PURCHASES AND SALES

The cost of investment purchases and proceeeds from the sales of investments, excluding short-term investments and U.S. Government securities for the period ended September 30, 1996 were as follows:

                                          ALL AMERICA     BOND
                                             FUND         FUND
                                        --------------------------

Cost of investment purchases............  $55,225,737  $   969,875
                                          ===========  ===========
Proceeds from sales of investments......  $ 5,403,549  $         -
                                          ===========  ===========

The cost of investment purchases and
 proceeds from the sales of U.S.
 Government securities were as follows:

Cost of investment purchases............  $         -  $19,746,666
                                          ===========  ===========
Proceeds from sales of investments......  $         -  $ 1,000,642
                                          ===========  ===========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)


     At September 30, 1996, the net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:


                                          ALL AMERICA     BOND
                                             FUND         FUND
                                        -------------- ------------
Unrealized appreciation.................  $ 4,534,964   $    31,691
Unrealized depreciation.................    2,053,114         5,761
                                          -----------   -----------
Net unrealized appreciation
 (depreciation).........................  $ 2,481,850   $    25,930
                                          ===========   ===========
Aggregate cost of investments for
 Federal income tax purposes............  $49,395,982   $20,040,413
                                          ===========   ===========

4.  CAPITAL SHARE ACTIVITY

     At September 30, 1996 one billion shares of $.01 par value common stock have been authorized for the Investment Company. The Board of Directors initially allocated three million shares to each fund, and thereafter has allocated additional shares to the All America Fund as required to satisfy the fund's needs.

  Transactions in shares during the period ending September 30, 1996 were as follows:

                                          ALL AMERICA    BOND
                                             FUND        FUND
                                         ------------- ----------
Shares sold.............................    5,029,363  2,011,622
Shares issued as reinvestment of                6,649     15,932
 dividends  (Note 5)....................
Shares redeemed.........................        2,461     12,492
                                         ============  =========
Net increase (decrease).................    5,033,551  2,015,062
                                         ============  =========

     As at September 30, 1996 virtually all of the Investment Company's outstanding shares were owned by Mutual of America Life Insurance Company, the ultimate parent of the Adviser.


5.  DIVIDENDS

     On June 28, 1996 dividend distributions were declared and paid from accumulated net realized capital gains (losses) and net investment income to shareholders of record on June 27, 1996. Pursuant to shareholders' instructions, all dividend distributions were immediately reinvested in additional shares of each respective fund (see Note 4 above) as follows:

                                    ALL AMERICA        BOND
                                        FUND           FUND
                                   -------------   ------------
Distributions from:
    Net investment income.....        $  99,378       $165,479
    Realized capital gains....          110,779            -0-
    Realized capital losses...         (143,075)        (6,052)
                                   =============   ============
Total dividend distributions..        $  67,082       $159,427
                                   =============   ============

                                     PART C
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)     Financial Statements:
             --------------------

             Financial Highlights table, included in the Prospectus, for May 1, 1996 (commencement of operations) to September 30, 1996. Financial Statements as of September 30, 1996, included in the Statement of Additional Information

     (b)     Exhibits:
             --------

             None

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

(a) Mutual of America Securities Corporation (the "Distributor"), a Delaware corporation, is the principal underwriter and distributor for Fund shares.

(b) The names of the officers and directors of the Distributor, and their positions with the Distributor and the Fund, are as follows:


           Name           Position with Distributor        Position with the Fund
-----------------------   -------------------------        ----------------------
Thomas J. Moran           Chairman of the Board                 ----
                          and Director

Dolores J. Morrissey      President and CEO                President and Director

Amir Lear                 Senior Vice President and CFO         ----

Manfred Altstadt          Senior Executive Vice            Senior Executive Vice
                          President, Treasurer and         President, Chief
                          Director                         Financial Officer and
                                                           Treasurer

Patrick A. Burns          Senior Executive Vice            Senior Executive Vice
                          President, General               President and General
                          Counsel and Director             Counsel

Salvatore R. Curiale      Senior Executive Vice                 ----
                          President and Director

Stephanie J. Kopp         Executive Vice President,             ----
                          Security and Director

Howard Lichtenstein       Director                              ----

William S. Conway         Executive Vice President              ----
                          Marketing

Paul J. Costagliola       Vice President and Compliance         ----
                          Officer


(c) Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to Registrant Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of October, 1996.


                                   MUTUAL OF AMERICA
                                   INSTITUTIONAL FUNDS, INC.
                                     (Registrant)



                                    By:  /s/ Dolores J. Morrissey
                                         ------------------------
                                    Title: President



     Pursuant to the requirement of the Securities Act of 1933, this amendment to Registration Statement has been signed below by the following persons in the capacities indicated on October 30, 1996.

        Signatures                        Title
---------------------------  --------------------------------

/s/ Dolores J. Morrissey     President and Director
---------------------------  (Principal Executive Officer)
    Dolores J. Morrissey

           *                 Director
---------------------------
    Kevin M. Kearney

           *                 Director
---------------------------
    Fioravante G. Perrotta

           *                 Director
---------------------------
    John T. Sharkey

           *                 Director
---------------------------
    John R. Silber

                             Director
---------------------------
    Patrick J. Waide, Jr.

                             Senior Executive Vice
                             President, Chief
                             Financial Officer and
/s/ Manfred Altstadt         Treasurer
---------------------------  (Principal Financial and
    Manfred Altstadt         Accounting Officer)

*By: /s/ Dolores J. Morrissey
      ---------------------
         Dolores J. Morrissey
         Attorney-in-fact

                                 EXHIBIT INDEX

  No.                                                                     Page
------                                                                   ------

 27.1        Financial Data Schedule for All America Fund

 27.2        Financial Data Schedule for Bond Fund